Components of Income Tax (Provision) Benefit (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current income tax expense:
Current income tax expense	$ (25,642)	$ (25,479)	$ (6,369)
Deferred tax benefit:
Deferred tax benefit	3,119	3,766	3,169
Income tax expense	(22,523)	(21,713)	(3,200)
Luxembourg
Current income tax expense:
Current income tax expense	(816)	(535)
Deferred tax benefit:
Deferred tax benefit	(32)	32
UNITED STATES
Current income tax expense:
Current income tax expense	(1,885)	(4,404)	(164)
Deferred tax benefit:
Deferred tax benefit	2,053	4,646	782
Other Jurisdictions
Current income tax expense:
Current income tax expense	(22,941)	(20,540)	(6,205)
Deferred tax benefit:
Deferred tax benefit	$ 1,098	$ (912)	$ 2,387